Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Oct. 31, 2017	Dec. 31, 2016
Litigation escrow deposit			$ 300
Allowance for doubtful accounts	$ 200		$ 100
Subsequent Event [Member]
Litigation escrow deposit		$ 300
Amount paid to charterer from litigation escrow desposit		$ 150
LS Stockholders [Member]
Make-whole right	Make-Whole Right and Financial Guarantee: In the event that the Company completes a primary common share financing (a “Future Pyxis Offering”) at an offering price per share (the “New Offering Price”) lower than $4.30, the valuation ascribed to each share of the Company’s common stock received by the former stockholders of LookSmart, Ltd. (“LS”) pursuant to the agreement and plan of merger discussed in Note 1 of the Company’s consolidated financial statements for the year ended December 31, 2016 included in the Company’s Annual Report (the “Consideration Value”), the Company will be obligated to make “whole” the Legacy LS Stockholders (as defined below) as of April 29, 2015 (the “Make-Whole Record Date”) pursuant to which such Legacy LS Stockholders will be entitled to receive additional shares of the Company’s common stock to compensate them for the difference between $4.30 per share and the New Offering Price. The Make-Whole Right shall only apply to the first Future Pyxis Offering following the closing of the merger which results in gross proceeds to the Company of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates. In addition, the Make-Whole Right provides that should the Company fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the merger, or October 2018, each former LS stockholder who has held the Company shares continuously from the date of the Make-Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require the Company to purchase from such Legacy LS Stockholders, a pro rata amount of the Company’s common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than $4.30 (the “Financial Guarantee”).
LS Stockholders [Member] | Make-Whole Right [Member]
Gross proceeds from common share offering	$ 5,000
Maximum consideration value	$ 2,000
Shares issuable	1,154,995
Closing price of stock	$ 1.92
High price of stock	12.22
Consideration Value	$ 4.30
Number of shares originally issued to LS Stockholders	931,761
Maritime Investors Corp [Member]
Brokerage commission percentage	1.25%
Committed non cancelable long term time charter contracts	$ 2,017